SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Computer and other equipment [Member]
Property and equipment, estimated useful life	3 years	3 years
Vehicles [Member]
Property and equipment, estimated useful life	5 years	5 years